Shareholders Equity (Unaudited) (USD $)	Common Stock	Capital in Excess Of Par Value	Accumulated Deficit	Prepaid Services Paid for with Common Stock	Treasury Stock	Total
Beginning balance, amount at Dec. 31, 2008	$ 121,624	$ 25,253,196	$ (28,776,769)	$ (23,375)	$ (1,272,112)	$ (4,697,436)
Beginning balance, shares at Dec. 31, 2008	12,162,398
Stock based compensation		1,504,669				1,504,669
Issuance of common stock for conversion of notes payable and related accrued interest, shares	13,553,822
Issuance of common stock for conversion of notes payable and related accrued interest, amount	135,538	2,576,062				2,711,600
Issuance of common stock and warrant for services, shares	344,692
Issuance of common stock and warrant for services, amount	3,448	105,029		23,375		131,852
Issuance of warrants for debt conversion		413,008				413,008
Issuance of common stock and warrants for cash, shares	2,490,385
Issuance of common stock and warrants for cash, amount	24,904	613,596				638,500
Cumulative effect of change in accounting principle for warrant classification		(3,623,448)	1,689,476			(1,933,972)
Exercise of warrants and options, shares	801,633
Exercise of warrants and options, amount	8,016	1,084,781				1,092,797
Net loss			(7,117,076)			(7,117,076)
Ending Balance, amount at Dec. 31, 2009	293,530	27,926,893	(34,204,369)		(1,272,112)	(7,256,058)
Ending balance, shares at Dec. 31, 2009	29,352,930
Stock based compensation		651,032				651,032
Issuance of common stock in exchange for settlement of debt, shares	2,321,422
Issuance of common stock in exchange for settlement of debt, amount	23,214	580,356				603,570
Issuance of common stock for conversion of notes payable and related accrued interest, shares	1,000,384
Issuance of common stock for conversion of notes payable and related accrued interest, amount	10,004	190,073				200,077
Issuance of common stock and warrant for services, shares	888,692
Issuance of common stock and warrant for services, amount	8,887	503,993				512,880
Net loss			(1,433,593)			(1,433,593)
Ending Balance, amount at Dec. 31, 2010	335,635	29,852,347	(35,637,962)		(1,272,112)	(6,722,092)
Ending balance, shares at Dec. 31, 2010	33,563,428
Issuance of common stock for services, shares	225,192
Issuance of common stock for services, amount	2,252	78,993				81,245
Stock based compensation		671,099				671,099
Issuance of common stock for settlement of accounts payable, shares	202,703
Issuance of common stock for settlement of accounts payable, amount	2,027	72,973				75,000
Warrant issued with convertible note payable, related party		435,240				435,240
Beneficial conversion feature on convertible notes payable, related party		1,064,760				1,064,760
Issuance of common stock in exchange for settlement of debt, shares	2,667,503
Issuance of common stock in exchange for settlement of debt, amount	26,675	666,875				693,550
Reclassification of warrant liability upon warrant exercise		965,354				965,354
Revaluation of common stock issued to vendors for services		24,039				24,039
Exercise of warrants and options, shares	1,115,991
Exercise of warrants and options, amount	11,160	(11,160)
Net loss			(3,385,852)			(3,385,852)
Ending Balance, amount at Sep. 30, 2011	$ 377,749	$ 33,820,520	$ (39,023,814)		$ (1,272,112)	$ (6,097,657)
Ending balance, shares at Sep. 30, 2011	37,774,817